Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2023
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2023